Events After Reporting Period (Details) - USD ($)	Jan. 31, 2025	Mar. 31, 2025	Mar. 05, 2025	Dec. 31, 2024
Events after reporting period [Member]
Events After Reporting Period [Line Items]
Share issued	3,098,175
Shares total proceeds (in Dollars)	$ 2,317,911
Events after reporting period [Member] | Class A Ordinary Shares [Member]
Events After Reporting Period [Line Items]
Share issued	1,718,901		1	1
Share per value (in Dollars per share)	$ 1.7453
Subsequent [Member] | Class A Ordinary Shares [Member]
Events After Reporting Period [Line Items]
Share issued		50,000